Changes in Accrued Product Warranty Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Product Warranty in Guarantees [Line Items]
Balance at beginning of year	¥ 10,890	¥ 12,163
Additions	15,699	13,467
Utilization	(12,039)	(12,922)
Other	(2,986)	(1,818)
Balance at end of year	¥ 11,564	¥ 10,890